UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): August 24, 2020

RMF ASSET FUNDING LLC(1)

Name of Securitizer

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001757886

Timothy Isgro, (973) 542-7035

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor:

____________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

(1) RMF Asset Funding LLC, as depositor, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the period for the RMF Buyout Issuance Trust 2018-1 Asset-Backed Notes, Series 2018-1; RMF Buyout Issuance Trust 2018-1 Asset-Backed Notes, Series 2019-1 and RMF Proprietary Issuance Trust 2019-1 Asset-Backed Notes, Series 2019-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RMF ASSET FUNDING LLC (Securitizer)

Date: August 24, 2020	By: /s/ Timothy Isgro
Name: Timothy Isgro
Title: President